Shareholder Report, Holdings (Details)	Aug. 31, 2024
Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Old Republic International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Percent of Net Short Exposure	4.50%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Percent of Net Short Exposure	26.70%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Percent of Net Short Exposure	8.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Percent of Net Short Exposure	9.70%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Percent of Net Short Exposure	7.60%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Percent of Net Short Exposure	43.50%